Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31,
	2013	2014

Payable related to investment and acquisition	$365	$64,545
Payable for third-party service fee	30,017	56,772
Accrued agent rebates	16,891	53,090
Accrued payroll	19,217	37,540
Other tax payable	12,094	21,097
Deposits from advertising customers	10,060	19,747
Payable for purchasing long-term assets	20,861	15,507
Accrued interest expenses of convertible senior notes (see note 14)	4,808	10,062
Other current liabilities	6,105	20,471

Total	$120,418	$298,831